Derivatives - held for trading and hedging derivatives	12 Months Ended
Dec. 31, 2017
Derivatives - held for trading and hedging derivatives
Derivatives - held for trading and hedging derivatives

36.   Derivatives – held for trading and hedging derivatives

The detail of the notional and/or contractual amounts and the market values of the trading and hedging derivatives held by the Group is as follows:

	Millions of euros
	2017		2016		2015
	Notional	Market	Notional	Market	Notional	Market
	amount	value	amount	value	amount	value
Trading derivatives:
Interest rate risk
Forward rate agreements	190,553	(15)	370,244	(64)	175,661	(59)
Interest rate swaps	3,312,025	974	3,092,360	804	2,839,940	3,095
Options, futures and other derivatives	540,424	(511)	565,635	(980)	505,655	(555)
Credit risk
Credit default swaps	25,136	68	38,827	37	54,056	46
Foreign currency risk
Foreign currency purchases and sales	236,805	(29)	259,336	1,102	250,596	80
Foreign currency options	43,488	(37)	36,965	112	35,772	104
Currency swaps	295,753	(1,628)	321,316	(3,627)	342,401	(1,704)
Securities and commodities derivatives and other	70,325	529	76,523	290	90,662	(697)
	4,714,509	(649)	4,761,206	(2,326)	4,294,743	310
Hedging derivatives:
Interest rate risk
Interest rate swaps	157,042	(2,950)	155,047	(1,410)	175,199	(1,153)
Options, futures and other derivatives	24,072	(284)	23,131	(4)	22,169	(54)
Credit risk
Credit default swaps	—	—	186	(1)	469	(5)
Foreign currency risk
Foreign currency purchases and sales	5,500	448	29,282	(1,066)	38,685	500
Foreign currency options	—	—	28	—	—	—
Currency swaps	67,933	3,256	51,045	4,691	59,472	(496)
Securities and commodities derivatives and other	724	23	319	11	299	(2)
	255,271	493	259,038	2,221	296,293	(1,210)

The notional and/or contractual amounts of the contracts entered into (shown above) do not reflect the actual risk assumed by the Group, since the net position in these financial instruments is the result of offsetting and/or combining them. This net position is used by the Group basically to hedge the interest rate, underlying asset price or foreign currency risk; the results on these financial instruments are recognized under Gains/losses on financial assets and liabilities (net) in the consolidated income statements and increase or offset, as appropriate, the gains or losses on the investments hedged (See Note 11).

Additionally, in order to interpret correctly the results on the Securities and commodities derivatives shown in the foregoing table, it should be considered that these items relate mostly to securities options for which a premium has been received which offsets their negative market value. Also, this market value is offset by positive market values generated by symmetrical positions in the Group’s held-for-trading portfolio.

The Group manages the credit risk exposure of these contracts through netting arrangements with its main counterparties and by receiving assets as collateral for its risk positions (See note 2.f).

The notional amounts and fair values of the hedging derivatives, by type of hedge, are as follows:

	Millions of euros
	2017		2016		2015
	Notional	Fair	Notional	Fair	Notional	Fair
	amount	value	amount	value	amount	value
Fair value hedges	151,380	(3,361)	146,191	(1,018)	214,591	(1,166)
Cash flow hedges	83,770	3,469	88,905	4,025	63,912	(572)
Hedges of net investments in foreign operations	20,121	385	23,942	(786)	17,790	528
	255,271	493	259,038	2,221	296,293	(1,210)

Following is a description of the main hedges (including the results of the hedging instrument and the hedged item attributable to the hedged risk):

Hedge accounting

The Group, as part of its financial risk management strategy and for the purpose of reducing mismatches in the accounting treatment of its transactions, enters into interest rate, foreign currency or equity hedging derivatives, depending on the nature of the hedged risk.

In line with its objective, the Group classifies its hedges into the following categories:

-

Cash flow hedges: hedge the exposure to variability in cash flows associated with an asset, liability or highly probable forecast transaction. Thus, floating rate issues in foreign currencies, fixed rate issues in non-local currency, floating rate interbank financing and floating rate assets (bonds, commercial credit, mortgages, etc.) are hedged.

-

Fair value hedges: hedge the exposure to changes in the fair value of assets or liabilities attributable to an identified, hedged risk. Thus, the interest rate risk of assets and liabilities (bonds, loans, bills, issues, deposits, etc.) with coupons or fixed interest rates, investments in entities, issues in foreign currencies and deposits and other fixed rate liabilities are hedged.

-	Hedges of net investments in foreign operations: hedge the foreign currency risk of investments in subsidiaries domiciled in countries outside the euro zone.

i.     Cash flow hedges

The change in fair value of the cash flow hedges, net of the related tax effect, is recognized under Total Equity Other comprehensive income – Items that may be reclassified to profit or loss - Valuation adjustments - Cash flow hedges in the Group's equity. The detail of the terms, from December 31, 2017 within which the amounts recognized under Other comprehensive income – Items that may be reclassified to profit or loss - Cash flow hedges will be recognized in the consolidated income statements in the coming years is as follows:

	Millions of euros
	Within	1 to	More than
2017	1 year	5 year	5 years	Total
Debit balances (losses)	57	69	26	152

The net amount recognized as an equity valuation adjustment in 2017, as a result of the cash flow hedges, is a decrease of €317 million.

The market value of the derivatives in portfolio cash flow hedges gave rise to a loss of €41 million at December 31, 2017.

The net amount reclassified from equity by interest income / (charges) to the income statements of 2017 amounts to EUR-854 million.

The impact on 2017 profit and loss of the ineffectiveness of the Group’s cash flow hedges was a net loss of €103 million.

The main entities that use cash flow hedges, either macro-hedges or micro-hedges, are:

•

Santander UK,  possessing micro-hedges of fixed rate currency issues, different to Sterling Pound, that hedge interest rate and exchange rate and possessing micro-hedges of variable mortgage rates in Sterling Pound.

•	Brazil, possessing hedges to cover Bank Deposit Certificates from interest rate and to cover active currency positions from exchange rate.

ii.    Fair value hedges

The Group is making fair value hedges with derivatives for a total notional amount of €151,380 million.

Of the total fair value hedges in the Group, €68,927 million are categorized as macro-hedges (79% approximately from the UK) and €82,453 million as micro-hedges (approximately 28% from Banco Santander and 26% approximately from the UK).

In 2017 a net gain of €92 million was recognized (gains of €178 million on hedged items and gains of and losses of €86 million on hedging derivatives) on fair value hedging transactions.

The main entities that have fair value hedges, either macro-hedges or micro-hedges, are:

•	Banco Santander possesses micro-hedges of interest rates on issues and government bonds, in addition two macro-hedge on loans from loans and issues and,
•

Santander UK possesses hedges of interest rate and exchange rate on mortgages, commercial/corporate loans and liability deposits, as well as macro-hedges of inflation linked bonds and micro-hedges of fixed rate issues.

iii.   Foreign currency hedges (net investments in foreign operations).

The Santander Group assumes as a priority objective in risk management, to minimize - to the limit determined by those responsible for the Group's Financial Management - the impact on the calculation of the capital ratio of its permanent investments consolidated within the Group, and whose shares or corporate participation are legally nominated in a currency different from the Group´s. For this purpose, financial instruments (generally derivatives) are contracted in exchange rates, which hedge the impact on the capital ratio of forward exchange rates.

At December 31, 2017 the total notional amount of the instruments hedging these investments was the equivalent of €20,786 million, of which €19,445 million related to foreign currency swaps and forwards and €1,341 million to spot foreign currency purchases/sales (spot).

By currency,

-	Hedges of the Brazilian real including hedging Forex Forward Non Delivery amounting to €7,010 million (BRL 27,850 million), with a gain of €306 million.
-	The position in Mexican pesos is hedged through Forex Forwards and Forex Swaps with a notional amount of €2,051 million (MXN 48,523 million) and a gain of €52 million in the year.
-	The Polish zloty is hedged through Forex Forwards and Forex Swaps with a notional amount of €2,328 million (PLN 9,725 million) and a loss of €163 million in the year.
-	The hedging of the Chilean peso is instrumented through Forex Forward Non Delivery amounting to €2,994 million (CLP 2,206,000 million), with a gain of €21 million in the year.
-	The hedging of the Colombian peso is instrumented through Forex Forward Non Delivery with a notional amount of €13 million (COP 46,973 million), with a gain of €1 million in the year.
-	The investment in Norwegian krone is hedged through Forex Forwards and Forex Swaps amounting to €779 million (NOK 7,665 million), with a gain of €44 million.
-	The position in Chinese yuan is hedged through Forex Forward Non Delivery of €912 million (CNY 7,714 million). These instruments generated a loss of €16 million in the year.
-

The hedge of the pound sterling is instrumented through Forex Swap for the amount of €3,359 million (GBP 2,980 million). In addition, the investment in this currency is covered by spot purchases and/or spot sales of this currency against euros, amounting to €264 million (GBP 235 million), generating a net gain of €113 million in the year.

Investments in U.S. dollars, Canadian dollars and Swiss francs are exclusively covered by purchases / sales of these currencies against the euro (Spot).

The U.S. dollars hedged position amounted to €987 million at the end of the year (USD 1,183 million), with a loss in the year of €86 million.

On the other hand, the position covered in Canadian dollars amounted to €15 million at the end of the year (CAD 23 million), with a gain in the year of €1 million.

Finally, the hedged position in Swiss francs amounted to €75 million at the end of the year (CHF 88 million), generating a gain of €6 million in the year.

At December 31, 2016 the total notional amount of the instruments hedging these investments was the equivalent of €21,680 million, of which €20,914 million related to foreign currency swaps and forwards and €766 million to spot foreign currency purchases/sales (spot).

By currency,

-	Hedges of the Brazilian real including hedging Forex Forward Non Delivery amounting to €7,404 million (BRL 25,400 million), with a loss of €1,877 million.
-	The position in Mexican pesos was hedged through Forex Forwards and Forex Swaps with a notional amount of €2,140 million (MXN 46,593 million) and a gain of €247 million in the year.
-	The Polish zloty was hedged through Forex Forwards and Forex Swaps with a notional amount of €2,032 million (PLN 8,962 million) and a gain of €26 million in the year.
-	The hedging of the Chilean peso is instrumented through Forex Forward Non Delivery amounting to €3,773 million (CLP 2,670,000 million), with a loss of €447 million in the year.
-	The hedging of the Colombian peso was instrumented through Forex Forward Non Delivery with a notional amount of €33 million (COP 103,122 million), with a loss of €5 million in the year.
-	The investment in Norwegian krone is hedged through Forex Forwards and Forex Swaps amounting to €892 million (NOK 8,107 million), with a loss of €53 million.
-	The position in Chinese yuan was hedged through Forex Forward Non Delivery of €1,123 million (CNY 8,221 million). These instruments generated a gain of €6 million in the year.
-

The hedge of the pound sterling was instrumented through Forex Swap for the amount of €3,516 million (GBP 3,010 million). In addition, the investment in this currency is covered by spot purchases and/or spot sales of this currency against euros, amounting to €388 million (GBP 332 million), generating a net gain of €739 million in the year.

In addition to the above, investments in US dollars, sterling, Canadian dollars and Swiss francs were hedged by purchases and sales of spot currency against euros (Spot).

In the case of US dollars, derivatives (Forex Forward) existed for a notional amount of €304 million and, in addition, spot purchases / sales of this currency) for an amount of US 321 million, with a total loss in the year of €38 million.

In the case of Canadian dollars, derivatives (Forex Forward) existed for a notional amount of €21 million and, in addition, spot purchases / sales of this currency) for an amount of CND 30 million, with a total loss in the year of €1 million.

Finally, the position covered in Swiss francs amounts to €53 million at the end of the year (57 million Swiss francs), generating a loss of €1 million in that year.

According to the purpose of these hedges, the purpose of which is to cover the forward rate, and because the notional amount of the hedging instruments used does not exceed the amount of the hedged item and, in addition, the foreign currencies of these transactions are the functional currencies of the parent company and of the business abroad, the effectiveness of these hedges is total, not being recorded in the income statement due to inefficiencies during 2017.